Alger Focus Equity Fund Annual Fund Operating Expenses - Class I Shares [Member] - Alger Focus Equity Fund - Class I	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.18%
Component2 Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	0.95%